Loans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jul. 01, 2014
Loans [Line Items]
Allowance for loan losses for PCI loans	$ 0	$ 0
Unpaid principal amount	2,533,000	6,189,000
Accretion income from accretable yield	216,000
PCI Loans [Member]
Loans [Line Items]
Estimated credit discount			5,014,000
Estimated fair value			178,818,000
Unpaid principal amount			$ 183,832,000